Note 20 - Total assets pledged to creditors available for sale or repledge (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 40,997	€ 48,426
Financial assets at fair value through other comprehensive income	[1]	1,408	5,252
Loans	[1]	2,716	2,073
Other	[1]	593	481
Total	[1]	€ 45,715	€ 56,233

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.